Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Income Before Income Tax Expenses

Income before income tax expenses consists of:

	For the year ended December 31,
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
PRC	881,077,042	1,229,776,487	1,444,510,519	231,859,924
Non-PRC	16,518,504	37,215,603	(242,235,346)	(38,881,454)

Total	897,595,546	1,266,992,090	1,202,275,173	192,978,470

Income Tax Expenses

Income tax expenses consist of:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Current income taxes	121,303,259	268,076,187	129,063,487	20,716,118
Deferred income tax (benefits)/expenses	(31,980,857)	84,302,034	(4,859,603)	(780,020)

Taxation for the year	89,322,402	352,378,221	124,203,884	19,936,098

Reconciliation of Tax Computed By Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Expected taxation at PRC CIT statutory rate of 25%	224,398,887	316,748,023	300,568,795	48,244,618
Favorable tax rate	(22,092,411)	(131,302,690)	(53,513,461)	(8,589,503)
Foreign tax rate differences	(4,423,023)	(9,292,635)	61,497,661	9,871,055
Tax holiday	(105,110,278)	(12,694,680)	(213,843,843)	(34,324,303)
Non-deductible expenses (non-taxable income), net	15,466,592	4,388,219	4,219,822	677,327
Additional 50% tax deduction for qualified research and development expenses	(15,257,615)	(18,935,961)	(15,313,139)	(2,457,928)
Change in valuation allowance	—	2,885,413	19,141,064	3,072,353
Deferred tax benefits on future tax rate difference	(3,659,750)	(58,833,362)	(10,864,692)	(1,743,903)
Withholding tax	—	259,415,894	32,311,677	5,186,382

Income tax expenses	89,322,402	352,378,221	124,203,884	19,936,098

Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share
The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Basic	0.46	0.05	0.90	0.14
Diluted	0.45	0.05	0.89	0.14

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Current deferred tax assets, net
Deferred revenue and advance from distributors	151,140,044	143,477,509	23,029,729
Accrued expenses	18,344,188	18,005,213	2,890,036
Allowance for doubtful debt	611,274	619,697	99,468
Share-based compensation expense	5,036,662	5,704,336	915,609
Tax loss	7,532,367	—	—
Less: valuation allowance	(2,885,413)	(2,648,477)	(425,110)

Current deferred tax assets, net	179,779,122	165,158,278	26,509,732

Non-current deferred tax assets, net
Intangible assets amortization	11,357,297	17,542,090	2,815,699
Share-based compensation expense	2,826,219	10,060,155	1,614,766
Deferred revenue	2,916,666	—	—
Tax loss	—	17,121,210	2,748,144
Less: valuation allowance	—	(19,378,000)	(3,110,383)

Non-current deferred tax assets, net	17,100,182	25,345,455	4,068,226

Current deferred tax liabilities
Intangible assets amortization	—	12,723	2,042
Deferred revenue	2,408,961	2,500,000	401,278
Upfront fee amortization	—	5,833,333	936,315
Welfare payable	—	1,439,123	230,995
Withholding tax	145,810,671	109,769,916	17,619,286

Current deferred tax liabilities	148,219,632	119,555,095	19,189,916

Non-current deferred tax liabilities
Intangible assets amortization	298,980	—	—
Withholding tax	—	32,311,676	5,186,382
Upfront fee amortization	14,583,333	—	—

Non-current deferred tax liabilities	14,882,313	32,311,676	5,186,382

Net current deferred tax assets	31,559,490	45,603,183	7,319,816

Net non-current deferred tax assets/ (liabilities)	2,217,869	(6,966,221)	(1,118,156)

Roll-Forward of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

RMB
Balance as of January 1, 2011	14,758,798
Increases related to current year tax positions	29,692,724

Balance as of December 31, 2011 and January 1, 2012	44,451,522
Increases related to current year tax positions	3,128,445

Balance as of December 31, 2012	47,579,967

Balance as of December 31, 2012 (US$)	7,637,111